Long-term debt - Accounts Receivable Facility and Other (Details) € in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Accounts Receivable Facility
Long-term debt
Maximum amount available	$ 900,000	€ 801,139	$ 900,000	€ 786,026
Balance outstanding	427,000	380,096
Letters of credit outstanding	$ 23,460	€ 20,883	$ 26,631	23,259
Interest rate on borrowings (as a percent)	1.98%	1.98%
Other long-term debt
Long-term debt
Fixed payment obligations for acquisitions		€ 27,611		16,713
Fixed payment obligations for acquisitions classified as current portion of long-term debt		€ 12,456		€ 7,621